BALANCE SHEETS (USD $)	Sep. 30, 2012		Jun. 30, 2012		Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 874,564		$ 1,694,914		$ 16,723
Deposits	11,221		10,906
Other	63,222		34,335
Prepaid expenses	203,033		56,624		10,294
Total current assets	1,152,040		1,796,779		27,017
Property and equipment
Furniture and office equipment	34,732		34,732
Accumulated depreciation	(5,951)		(4,214)
Mining interests	129,119		129,119		97,511
Total property and equipment	157,900		159,637		97,511
Total assets	1,309,940		1,956,416		124,528
Current liabilities:
Accounts payable	59,634		96,323		60,924
Accrued expenses	98,080		71,625		367,396
Related party payable					150,000
Total current liabilities	157,714		167,948		578,320
Total liabilities	157,714		167,948		578,320
Commitments and contingencies
Stockholders' Equity (Deficit):
Common stock	80,811	[1]	80,711	[2]	69,734	[3]
Additional paid-in capital	10,934,059		9,937,509		1,814,207
Issue cost	(205,071)		(202,763)
Deficit accumulated during the development stage	(9,657,573)		(8,026,989)		(2,337,733)
Total stockholders' equity (deficit)	1,152,226		1,788,468		(453,792)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,309,940		$ 1,956,416		$ 124,528

[1]	Capital stock, $0.001 par value; 200,000,000 shares authorized; 80,810,834 shares issued and outstanding as of September 30, 2012
[2]	Capital stock, $0.001 par value; 200,000,000 shares authorized; 80,710,834 shares issued and outstanding as of June 30, 2012
[3]	Capital stock, $0.001 par value; 200,000,000 shares authorized; 69,733,334 shares issued and outstanding as of June 30, 2011